UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 80.81%

Aircraft Parts & Auxiliary Equipment - 1.17%
1,900	Spirit Aerosystems Holdings, Inc. Class-A*	$ 41,800

Bottled & Canned Soft Drinks Carbonated Waters - 2.94%
1,300	Hansen Natural Corp. *	105,235

Communication Services, NEC - 1.26%
6,400	RRSat Global Communications Network Ltd. (Israel)	45,312

Cookies & Crackers - 1.11%
800	J&J Snack Food Corp.	39,880

Fire, Marine & Casualty Insurance - 7.70%
1,200	ACE Ltd. (Switzerland)	78,984
125	Fairfax Financial Holdings Ltd. (Canada)	50,143
2,200	Montpelier RE Holdings Ltd. (Bermuda)	39,600
1,300	Safety Insurance Group, Inc.	54,652
900	Travelers Co., Inc.	52,542
		275,921
Footwear - 1.66%
4,100	Skechers USA, Inc. Class-A *	59,368

Hospital & Medical Service Plans - 2.72%
1,900	Wellcare Health Plans, Inc. *	97,679

Industrial Instruments For Measurement - 1.19%
1,200	Cognex Corp.	42,516

Investment Advise - 4.30%
500	Franklin Resources, Inc.	65,645
2,700	Legg Mason, Inc.	88,452
		154,097
Meat Packing Plants - 3.03%
45	Seaboard Corp.	108,810

Metal Mining - 1.00%
680	Freeport-McMoRan Copper & Gold, Inc.	35,972

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.81%
4,770	Harbinger Group, Inc. *	29,145

Miscellaneous Manufacturing Industries - 5.57%
2,700	Ceradyne, Inc. *	105,273
3,000	Hillenbrand, Inc.	70,950
1,100	Oil-Dri Corp. of America	23,562
		199,785
Motor Vehicles & Passenger Car Bodies - 2.48%
1,080	Toyota Motor Corp. ADR (Japan)	89,014

Oil & Natural Gas - 8.34%
1,350	BP Plc. ADR (United Kingdom)	59,791
1,100	Conoco Phillips	82,709
1,000	Marathon Oil Corp.	52,680
600	Noble Corp. (Switzerland)	23,646
300	Royal Dutch Shell Plc-B ADR (Netherlands)	21,525
2,300	Valero Energy Corp.	58,811
		299,162
Poultry Slaughtering & Processing - 0.80%
600	Sanderson Farms, Inc.	28,668

Primary Production of Aluminum - 1.07%
700	Kaiser Aluminum Corp.	38,234

Private Equity Firm - 1.55%
4,200	MVC Capital, Inc.	55,566

Retail-Eating Places - 1.90%
3,600	Nathans Famous, Inc. *	68,003

Retail-Grocery Stores - 5.91%
1,100	Arden Group, Inc. Class-A	101,222
4,000	Village Super Market, Inc. Class-A	110,840
		212,062
Retail-Radio, TV & Consumer Electronic Stores - 1.56%
4,200	Radioshack Corp.	55,902

Retail-Variety Stores - 0.42%
300	BJ's Wholesale Club, Inc. *	15,105

Rolling Drawing & Extruding of Nonferrous Metals - 1.61%
1,500	RTI International Metals, Inc. *	57,555

Savings Institution, Federally Chartered - 2.64%
3,800	People's United Financial, Inc.	51,072
2,100	Territorial Bancorp, Inc.	43,512
		94,584
Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.12%
2,300	Garmin Ltd. (Caymen Islands)	75,969

Security Brokers, Dealers & Flotation Companies - 4.15%
24,600	Gleacher & Co., Inc. *	50,184
9,100	JMP Group, Inc.	63,973
1,500	Morgan Stanley	34,515
		148,672
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.38%
400	NYSE Euronext	13,708

Services-Advertising Agencies - 0.60%
1,300	ValueClick, Inc. *	21,580

Services-Amusement & Recreation Services - 1.51%
16,900	Dover Downs Gaming & Entertainment, Inc.	54,080

Services-Commercial Physical & Biological Research - 0.90%
1,200	Pharmaceutical Product Development, Inc.	32,208

Services-Equipment Rental & Leasing, NEC - 2.90%
8,000	AerCap Holdings N.V. (Netherlands) *	104,080

State Commercial Banks - 0.79%
2,100	Glacier Bancorp, Inc.	28,308

Telephone Communications (No Radio) - 2.54%
900	BCE, Inc. (Canada)	35,361
1,500	Verizon Communications, Inc.	55,845
		91,206
Water Transportation - 2.18%
1,450	Tidewater, Inc.	78,024

TOTAL FOR COMMON STOCKS (Cost $2,213,540) - 80.81%		$ 2,897,210

EXCHANGE TRADED FUNDS - 4.98%
400	ETFS Palladium Trust *	30,200
220	ETFS Platinum Trust *	37,649
5,100	Global X Uranium ETF	61,404
600	iShares MSCI South Korea Index Fund	39,000
300	Proshares Ultrashort 20+ Year Treasury	10,353

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $159,651) - 4.98%		$ 178,606

SENIOR NOTES - 0.92%
1,300	CBS Corp. 6.75% 3/27/2056	33,098

TOTAL SENIOR NOTES (Cost $13,415) - 0.92%		$ 33,098

PREFERRED STOCK - 4.27%
165	Chesapeake Energy Corp. PFD 4.50% 12/31/2049	15,183
2,800	The Goldman Sachs Group, Inc. 2010 PFD-C 4.214%** 6/6/2011	67,396
700	Southern California Edison Co. PFD 5.349% **	70,350

TOTAL PREFERRED STOCK (Cost $130,498) - 4.27%		$ 152,929

REAL ESTATE INVESTMENT TRUST - 4.03%
5,600	Chatham Lodging Trust	90,216
4,200	Franklin Street Properties Corp.	54,222

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $144,710) - 4.03%		$ 144,438

SHORT TERM INVESTMENTS - 4.98%
178,568	Huntington Conservative Deposit Account 0.15% ** (Cost $178,568)	178,568

TOTAL SHORT TERM INVESTMENTS (Cost $178,568) - 4.98%		$ 178,568

TOTAL INVESTMENTS (Cost $2,840,381) - 99.99%		$ 3,584,849

OTHER ASSETS LESS LIABILITIES - 0.01%		401

NET ASSETS - 100.00%		$ 3,585,250

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS
At June 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,840,381 amounted to $744,469, which consisted of aggregate gross unrealized appreciation of $871,685 and aggregate gross unrealized depreciation of $127,216.

2. SECURITY VALUATIONS

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed before holding them for 90 days or less.  During the six months ended September 30, 2009, there were no proceeds from redemption fees.

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,897,210	$0	$0	$2,897,210
Real Estate Investment Trust	$144,438			$144,438
Exchange Traded Funds	$178,606	$0	$0	$178,606
Senior Notes	$33,098	$0	$0	$33,098
Preferred Stocks	$152,929			$152,929
Cash Equivalents	$178,568	$0	$0	$178,568
Total	$3,584,849	$0	$0	$3,584,849

ITEM 2. CONTROLS AND PROCEDURES.

  (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

  (b)CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 25, 2011